ALLIANCE
                         ------------------------------
                                VARIABLE PRODUCTS
                         ------------------------------
                                   SERIES FUND
                         ------------------------------
                             TOTAL RETURN PORTFOLIO
                         ------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

TOTAL RETURN PORTFOLIO
TEN LARGEST HOLDINGS

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
                                        U.S. $ VALUE       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Notes                     $ 19,272,737               13.0%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.          11,254,929                7.6
--------------------------------------------------------------------------------
U.S. Treasury Bonds                        4,904,801                3.3
--------------------------------------------------------------------------------
AT&T Corp.                                 4,664,527                3.1
--------------------------------------------------------------------------------
Citigroup, Inc.                            3,963,000                2.6
--------------------------------------------------------------------------------
Tyco International, Ltd.                   3,815,000                2.6
--------------------------------------------------------------------------------
Household International, Inc.              3,568,450                2.4
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                   3,552,500                2.4
--------------------------------------------------------------------------------
Kroger Co.                                 3,375,000                2.3
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                    3,345,000                2.2
--------------------------------------------------------------------------------
                                        $ 61,715,944               41.5%
--------------------------------------------------------------------------------

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 61.7%
FINANCE - 15.4%
BANKING - MONEY CENTERS - 2.3%
J.P. Morgan Chase & Co. ......................         75,000        $ 3,345,000
                                                                     -----------
BANKS - REGIONAL - 5.4%
Bank of America Corp. ........................         45,000          2,701,350
Bank One Corp. ...............................         80,000          2,864,000
KeyCorp. .....................................         65,000          1,693,250
National City Corp. ..........................         25,000            769,500
                                                                     -----------
                                                                       8,028,100
                                                                     -----------
INSURANCE - 1.6%
ACE, Ltd. ....................................         20,000            781,800
PMI Group, Inc. ..............................         11,000            788,260
XL Capital, Ltd. Cl.A ........................         10,000            821,000
                                                                     -----------
                                                                       2,391,060
                                                                     -----------
SAVINGS AND LOAN - 0.5%
Washington Mutual, Inc. ......................         18,500            694,675
                                                                     -----------
MISCELLANEOUS - 5.6%
Citigroup, Inc. ..............................         75,000          3,963,000
Household International, Inc. ................         53,500          3,568,450
MBNA Corp. ...................................         25,000            823,750
                                                                     -----------
                                                                       8,355,200
                                                                     -----------
                                                                      22,814,035
                                                                     -----------
CONSUMER STAPLES - 8.6%
BEVERAGES - 2.1%
Anheuser Busch Cos., Inc. ....................         55,000          2,266,000
The Pepsi Bottling Group,
   Inc. ......................................         20,000            802,000
                                                                     -----------
                                                                       3,068,000
                                                                     -----------
COSMETICS - 1.5%
Avon Products, Inc. ..........................         50,000          2,314,000
                                                                     -----------
HOUSEHOLD PRODUCTS - 0.3%
Colgate-Palmolive Co. ........................          8,500            501,415
                                                                     -----------
RETAIL - FOOD & DRUG - 2.3%
Kroger Co. (a) ...............................        135,000          3,375,000
                                                                     -----------
TOBACCO - 2.4%
Philip Morris Cos., Inc. .....................         70,000          3,552,500
                                                                     -----------
                                                                      12,810,915
                                                                     -----------
ENERGY - 7.6%
DOMESTIC INTEGRATED - 1.0%
Kerr-McGee Corp. .............................         21,500          1,424,805
                                                                     -----------
INTERNATIONAL - 2.8%
BP Plc (ADR)
   (United Kingdom) ..........................         50,000          2,492,500
Chevron Corp. ................................          8,500            769,250
Exxon Mobil Corp. ............................         10,000            873,500
                                                                     -----------
                                                                       4,135,250
                                                                     -----------
OIL SERVICE - 1.9%
Baker Hughes, Inc. ...........................         30,000          1,005,000
Noble Drilling Corp. (a) .....................         27,500            900,625
Transocean Sedco Forex, Inc. .................         22,500            928,125
                                                                     -----------
                                                                       2,833,750
                                                                     -----------
MISCELLANEOUS - 1.9%
Dynegy, Inc. .................................         62,500          2,906,250
                                                                     -----------
                                                                      11,300,055
                                                                     -----------
HEALTH CARE - 5.8%
DRUGS - 1.9%
Pharmacia Corp. ..............................         62,500          2,871,875
                                                                     -----------
MEDICAL PRODUCTS - 1.8%
Abbott Laboratories ..........................         16,000            768,160
Guidant Corp. (a) ............................          7,500            270,000
Johnson & Johnson ............................         32,500          1,625,000
                                                                     -----------
                                                                       2,663,160
                                                                     -----------
MEDICAL SERVICES - 2.1%
IMS Health, Inc. .............................         26,000            741,000
Tenet Healthcare Corp. .......................         45,000          2,321,550
                                                                     -----------
                                                                       3,062,550
                                                                     -----------
                                                                       8,597,585
                                                                     -----------
CONSUMER SERVICES - 5.7%
AIRLINES - 1.8%
AMR Corp. ....................................         40,000          1,445,200
Continental Airlines, Inc.
   Cl.B (a) ..................................         25,000          1,231,250
                                                                     -----------
                                                                       2,676,450
                                                                     -----------
BROADCASTING & CABLE - 2.8%
AT&T Corp. - Liberty Media
   Group Cl.A (a) ............................         50,000            874,500
Comcast Corp. Cl.A (a) .......................         75,000          3,255,000
                                                                     -----------
                                                                       4,129,500
                                                                     -----------
ENTERTAINMENT &
   LEISURE - 0.7%
Royal Caribbean Cruises,
   Ltd. ......................................         15,000            331,650
Walt Disney Co. ..............................         25,000            722,250
                                                                     -----------
                                                                       1,053,900
                                                                     -----------
RETAIL - GENERAL
   MERCHANDISE - 0.4%
Limited, Inc. ................................         40,000            660,800
                                                                     -----------
                                                                       8,520,650
                                                                     -----------
UTILITIES - 5.6%
ELECTRIC & GAS
   UTILITIES - 1.7%
AES Corp. (a) ................................         17,500            753,375
Duke Energy Corp. ............................         13,500            526,635
FirstEnergy Corp. ............................         20,000            643,200
FPL Group, Inc. ..............................         10,000            602,100
                                                                     -----------
                                                                       2,525,310
                                                                     -----------
TELEPHONE UTILITIES - 3.9%
AT&T Corp. ...................................        127,500          2,805,000
BellSouth Corp. ..............................         17,500            704,725
SBC Communications, Inc. .....................         40,000          1,602,400
Sprint Corp. .................................         17,500            373,800

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

WorldCom, Inc. ...............................         17,500        $   248,500
WorldCom, Inc. - MCI Group ...................            700             11,270
                                                                     -----------
                                                                       5,745,695
                                                                     -----------
                                                                       8,271,005
                                                                     -----------
TECHNOLOGY - 5.1%
COMPUTER SERVICES - 1.1%
Electronic Data Systems
   Corp. .....................................         12,500            781,250
First Data Corp. .............................         12,500            803,125
                                                                     -----------
                                                                       1,584,375
                                                                     -----------
CONTRACT
   MANUFACTURING - 1.8%
Flextronics International, Ltd.
   (Singapore) (a) ...........................         50,000          1,305,500
Sanmina Corp. (a) ............................         40,000            936,400
Solectron Corp. (a) ..........................         20,000            366,000
                                                                     -----------
                                                                       2,607,900
                                                                     -----------
SEMI-CONDUCTOR
   COMPONENTS - 1.8%
Fairchild Semiconductor
   Corp. (a) .................................         25,000            575,000
Micron Technology, Inc. (a) ..................         52,500          2,157,750
                                                                     -----------
                                                                       2,732,750
                                                                     -----------
SOFTWARE - 0.4%
 Amdocs, Ltd. (Guerensey) (a) .................        12,500            673,125
                                                                     -----------
                                                                       7,598,150
                                                                     -----------
MULTI-INDUSTRY
   COMPANIES - 3.4%
Honeywell International, Inc. ................         36,000          1,259,640
Tyco International, Ltd. .....................         70,000          3,815,000
                                                                     -----------
                                                                       5,074,640
                                                                     -----------
CAPITAL GOODS - 2.2%
MISCELLANEOUS - 2.2%
General Electric Co. .........................         15,000            731,250
United Technologies Corp. ....................         35,000          2,564,100
                                                                     -----------
                                                                       3,295,350
                                                                     -----------
BASIC INDUSTRIES - 1.8%
CHEMICALS - 1.5%
E.I. du Pont de Nemours &
   Co. .......................................         17,500            844,200
Eastman Chemical Co. .........................          7,000            333,410
Lyondell Chemical Co. ........................         50,000            769,000
Solutia, Inc. ................................         25,000            318,750
                                                                     -----------
                                                                       2,265,360
                                                                     -----------
MINING & METALS - 0.3%
Alcoa, Inc. ..................................         11,500            453,100
                                                                     -----------
                                                                       2,718,460
                                                                     -----------
AUTOS & TRANSPORTATION - 0.5%
RAILROAD - 0.5%
Union Pacific Corp. ..........................         14,000            768,740
                                                                     -----------
Total Common Stocks
   (cost $82,294,377) ........................                        91,769,585
                                                                     -----------

                                                     Principal
                                                      Amount
Company                                                (000)        U.S. $ Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY
   OBLIGATIONS - 23.8%
Federal National Mortgage Assoc
   5.50%, 3/15/11 ............................        $ 2,500        $ 2,385,257
   6.00%, 12/15/05 ...........................          1,000          1,019,840
   6.625%, 10/15/07 ..........................          2,250          2,350,193
   6.75%, 8/15/02 ............................          5,350          5,499,639
U.S. Treasury Bonds
   6.25%, 8/15/23 ............................          1,400          1,456,868
   6.875%, 8/15/25 ...........................          1,615          1,810,561
   8.125%, 8/15/19 ...........................          1,315          1,637,372
U.S. Treasury Notes
   5.00%, 2/15/11 ............................          7,000          6,791,050
   5.625%, 5/15/08 ...........................            800            831,496
   5.75%, 8/15/10 ............................            725            741,784
   6.125%, 8/31/02 ...........................          1,500          1,535,625
   6.25%, 2/15/07 ............................          4,600          4,854,058
   6.50%, 10/15/06 (b) .......................            250            266,230
   6.875%, 5/15/06 ...........................          1,750          1,887,270
   7.25%, 5/15/04 ............................          1,600          1,712,256
   7.50%, 2/15/05 ............................            600            652,968
                                                                     -----------
Total U.S. Government & Agency
   Obligations
   (cost $35,259,875) ........................                        35,432,467
                                                                     -----------
CORPORATE DEBT
   OBLIGATIONS - 11.1%
AEROSPACE & DEFENSE - 0.2%
Northrop Grumman Corp.
7.125%, 2/15/11 (c) ..........................            175            173,145
Raytheon Co.
8.20%, 3/01/06 ...............................            100            103,820
                                                                     -----------
                                                                         276,965
                                                                     -----------
AUTOMOTIVE - 0.0%
Federal Mogul Corp.
   7.875%, 7/01/10 ............................           100             15,000
                                                                     -----------
BANKING - 2.0%
Bank One Corp.
   7.875%, 8/01/10 ...........................            150            160,794
BBVA Bancomer Capital Trust
   10.50%, 2/16/11 (c) .......................            150            165,750
Cho Hung Bank Co., Ltd.
   11.875%, 4/01/10 (c) ......................             80             83,144
Citicorp
   6.375%, 11/15/08 ..........................            500            494,905
First Massachusetts Bank
   7.625%, 6/15/11 ...........................            200            197,907
First Union Capital II
   7.95%, 11/15/29 ...........................            150            153,837
First Union National Bank
   7.80%, 8/18/10 ............................            350            375,446
Hanvit Bank
   12.75%, 3/01/10 (c) .......................            200            215,000
HSBC Capital Funding LP
   9.547%, 12/31/49 (c)(d)  ..................            200            226,429
   10.176%, 6/30/30 (c) ......................            200            247,853
Sanwa Bank, Ltd.
   7.40%, 6/15/11 ............................            400            386,425

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
Company                                                (000)        U.S. $ Value
--------------------------------------------------------------------------------

Unicredito Italiano Capital Trust
   9.20%, 10/05/10 (c) .......................        $   150        $   163,119
Zions Financial Corp.
   6.95%, 5/15/06 (c) ........................            150            150,196
                                                                     -----------
                                                                       3,020,805
                                                                     -----------
BROADCASTING/MEDIA - 0.5%
AT&T Corp. - Liberty Media Corp.
   8.25%, 2/01/30 ............................            250            215,492
Clear Channel Communications,
   Inc
   7.875%, 6/15/05 ...........................            150            157,680
Liberty Media Corp.
   7.875%, 7/15/09 ...........................            125            120,050
PRIMEDIA, Inc.
   8.875%, 5/15/11 (c) .......................            200            186,000
                                                                     -----------
                                                                         679,222
                                                                     -----------
BUILDING/REAL ESTATE - 0.1%
 Meritage Corp.
   9.75%, 6/01/11 (c) ........................            100            100,000
                                                                     -----------
CABLE - 0.3%
Charter Communications
   Holdings, Inc.
   10.00%, 5/15/11 (c) .......................            200            204,000
Cox Communications, Inc.
   7.75%, 11/01/10 ...........................            150            156,903
Shaw Communications, Inc.
   8.25%, 4/11/10 ............................            150            157,902
                                                                     -----------
                                                                         518,805
                                                                     -----------
CHEMICALS - 0.1%
Lyondell Chemical Co.
   9.875%, 5/01/07 ...........................            150            149,250
                                                                     -----------
COMMUNICATIONS - 1.4%
AT&T Canada, Inc.
   7.65%, 9/15/06 ............................            200            197,873
British Telecommunications Plc
   1.00%, 12/15/10 ...........................            650            691,614
Global TeleSystems, Inc.
   11.00%, 12/01/09 (a)(b)  ..................            100             13,136
Paramount Communications, Inc.
   7.50%, 7/15/23 ............................            300            286,851
Qwest Capital Funding, Inc.
   7.90%, 8/15/10 ............................            150            155,216
Sprint Capital Corp.
   6.875%, 11/15/28 ..........................            300            255,439
   7.625%, 1/30/11 ...........................            300            298,165
Tritel PCS, Inc.
   10.375%, 1/15/11 ..........................            150            138,000
                                                                     -----------
                                                                       2,036,294
                                                                     -----------
COMMUNICATIONS - MOBILE - 0.5%
AT&T Wireless Services, Inc.
   7.875%, 3/01/11 (c) .......................            450            451,612
Nextel Communications, Inc.
   9.375%, 11/15/09 ..........................            250            198,750
TELUS Corp.
   7.50%, 6/01/07 ............................            150            153,292
                                                                     -----------
                                                                         803,654
                                                                     -----------
ENERGY - 0.4%
 Apache Finance PTY, Ltd.
   6.50%, 12/15/07 ...........................            250            250,930
Conoco, Inc.
   5.90%, 4/15/04 ............................            150            151,937
Union Pacific Resources
   Group, Inc.
   7.30%, 4/15/09 ............................            150            154,348
                                                                     -----------
                                                                         557,215
                                                                     -----------
FINANCIAL - 1.5%
Capital One Bank
   6.875%, 2/01/06 ...........................            500            488,575
Ford Motor Credit Co.
   6.875%, 2/01/06 ...........................             50             50,704
   7.60%, 8/01/05 ............................            100            104,403
   7.875%, 6/15/10 ...........................            100            104,442
Goldman Sachs Group, Inc.
   6.65%, 5/15/09 ............................            200            199,016
Household Finance Corp.
   6.50%, 1/24/06 ............................             75             76,086
   7.875%, 3/01/07 ...........................            150            160,363
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10 ...........................            150            158,302
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ............................            500            483,148
PXRE Capital Trust I
   8.85%, 2/01/27 ............................            250            171,945
Washington Mutual Finance Corp.
   8.25%, 6/15/05 ............................            250            268,183
                                                                     -----------
                                                                       2,265,167
                                                                     -----------
FOOD/BEVERAGE - 0.3%
Fosters Finance Corp.
   6.875%, 6/15/11 (c) .......................            200            198,542
Kellogg Co.
   6.60%, 4/01/11 (c) ........................            250            244,732
                                                                     -----------
                                                                         443,274
                                                                     -----------
GAMING - 0.1%
Choctaw Resort Development
   9.25%, 4/01/09 (c) ........................            200            205,000
                                                                     -----------
HEALTH CARE - 0.2%
HCA-The Healthcare Co.
   7.875%, 2/01/11 ...........................            150            151,539
Tenet Healthcare Corp.
   8.00%, 1/15/05 ............................            150            154,688
                                                                     -----------
                                                                         306,227
                                                                     -----------
INDUSTRIAL - 0.5%
Continental Cablevision, Inc.
   9.00%, 9/01/08 ............................            300            334,293
Deere & Co.
   7.85%, 5/15/10 ............................            150            160,866
Yosemite Security Trust I
   8.25%, 11/15/04 (c) .......................            200            206,352
                                                                     -----------
                                                                         701,511
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
Company                                                (000)        U.S. $ Value
--------------------------------------------------------------------------------

INSURANCE - 0.1%
Markel Capital Trust I
   8.71%, 1/01/46 ............................        $   200      $    157,213
                                                                   ------------
NON-AIR
   TRANSPORTATION - 0.7%
CSX Corp.
   6.75%, 3/15/11 ............................            250           245,708
Union Pacific Corp.
   6.625%, 2/01/29 ...........................            800           720,462
                                                                   ------------
                                                                        966,170
                                                                   ------------
PAPER/PACKAGING - 0.4%
Abitibi-Consolidated, Inc.
   8.55%, 8/01/10 ............................            500           525,039
                                                                   ------------
PUBLIC UTILITIES -
   ELECTRIC & GAS - 1.2%
Calpine Corp.
   8.50%, 2/15/11 ............................            100            96,500
Dominion Resources Capital Trust III
   8.40%, 1/15/31 ............................            150           154,416
Dominion Resources, Inc.
   8.125%, 6/15/10 ...........................            150           161,807
DPL, Inc.
   8.25%, 3/01/07 ............................            500           529,726
Nevada Power Co.
   8.25%, 6/01/11 (c) ........................            200           204,625
Progress Energy, Inc.
   7.10%, 3/01/11 ............................            325           329,721
PSEG Energy Holdings, Inc.
   10.00%, 10/01/09 ..........................            150           161,631
Yorkshire Power
   8.25%, 2/15/05 (c) ........................            150           161,146
                                                                   ------------
                                                                      1,799,572
                                                                   ------------
RETAIL - 0.2%
J.C. Penney Co., Inc.
   7.60%, 4/01/07 ............................            100            93,627
K Mart Funding Corp.
   9.44%, 7/01/18 ............................            150           129,268
Kohl's Corp.
   7.25%, 6/01/29 ............................            150           148,379
                                                                   ------------
                                                                        371,274
                                                                   ------------
SOVEREIGN - 0.1%
Quebec Province of Canada
   7.50%, 9/15/29 ............................            150           159,193
                                                                   ------------
SUPERMARKET / DRUG - 0.2%
Delhaize America, Inc.
   9.00%, 4/15/31 (c) ........................            250           272,681
                                                                   ------------
TECHNOLOGY - 0.1%
Marconi Corp.
   7.75%, 9/15/10 ............................            100            90,137
Motorola, Inc.
   7.625%, 11/15/10 ..........................             25            23,743
                                                                   ------------
                                                                        113,880
                                                                   ------------
Total Corporate Debt Obligations
   (cost $16,327,636) ........................                       16,443,411
                                                                   ------------
PREFERRED STOCK - 0.1%
BOND AND NOTE - 0.1%
Sovereign Real Estate Investor
   Trust (c)
   (cost $77,880) ............................         90,000            90,000
                                                                   ------------
YANKEE BOND - 0.1%
Deutsche Bank Capital,
   7.872%, 12/29/49 (c)
   (cost $100,000) ...........................            100           102,691
                                                                   ------------
SHORT-TERM
   INVESTMENT - 3.7%
TIME DEPOSIT - 3.7%
State Street Euro Dollar
   3.25%, 7/02/01
   (amortized cost
   $5,565,000) ...............................          5,565         5,565,000
                                                                   ------------
TOTAL
   INVESTMENTS - 100.5%
   (cost $139,624,768) .......................                      149,403,154
Other assets less
   liabilities - (0.5%) ......................                         (773,891)
                                                                   ------------

NET ASSETS - 100% ............................                     $148,629,263
                                                                   ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Securities, or portion thereof, with an aggregate market value of $279,366 have been segregated to collateralize forward exchange currency contracts.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2001, the aggregate market value of these securities amounted to $4,052,017 or 2.73% of net assets.

(d)   Variable rate coupon, rate shown as of June 30, 2001.

      Glossary:

      ADR - American Depositary Receipt.

      See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $139,624,768) .......   $149,403,154
   Cash ..........................................................            431
   Collateral held for securities loaned .........................     10,073,750
   Dividends and interest receivable .............................      1,113,157
   Receivable for investment securities sold .....................        227,303
   Unrealized appreciation of forward exchange currency contracts             708
                                                                     ------------
   Total assets ..................................................    160,818,503
                                                                     ------------
LIABILITIES
   Payable for investment securities purchased ...................      1,979,554
   Payable for collateral received on securities loaned ..........     10,073,750
   Advisory fee payable ..........................................         75,887
   Accrued expenses ..............................................         60,049
                                                                     ------------
   Total liabilities .............................................     12,189,240
                                                                     ------------
NET ASSETS .......................................................   $148,629,263
                                                                     ============
COMPOSITION OF NET ASSETS
   Capital stock, at par .........................................   $      8,259
   Additional paid-in capital ....................................    136,908,731
   Undistributed net investment income ...........................      1,435,829
   Accumulated net realized gain on investments ..................        497,350
   Net unrealized appreciation of investments and foreign currency
     denominated assets and liabilities ..........................      9,779,094
                                                                     ------------
                                                                     $148,629,263
                                                                     ============
Class A Shares
   Net assets ....................................................   $148,629,263
                                                                     ============
   Shares of capital stock outstanding ...........................      8,259,282
                                                                     ============
   Net asset value per share .....................................   $      18.00
                                                                     ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ....................................................    $ 1,442,637
   Dividends (net of foreign taxes withheld of $10,622) ........        513,157
                                                                    -----------
   Total investment income .....................................      1,955,794
                                                                    -----------
EXPENSES
   Advisory fee ................................................        390,023
   Custodian ...................................................         44,008
   Administrative ..............................................         31,325
   Audit and legal .............................................         16,903
   Printing ....................................................         15,904
   Directors' fees .............................................            490
   Transfer agency .............................................            437
   Miscellaneous ...............................................          2,292
                                                                    -----------
   Total expenses ..............................................        501,382
                                                                    -----------
   Net investment income .......................................      1,454,412
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions ................      1,175,433
   Net realized loss on foreign currency transactions ..........         (1,007)
   Net change in unrealized appreciation/depreciation of:
     Investments ...............................................      2,713,798
     Foreign currency denominated assets and liabilities .......          5,409
                                                                    -----------
   Net gain on investments and foreign currency transactions ...      3,893,633
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 5,348,045
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                    Six Months Ended     Year Ended
                                                                    June 30, 2001      December, 31,
                                                                     (unaudited)           2000
                                                                   ================    ============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ............................................$   1,454,412      $  2,210,946
   Net realized gain on investments and
     foreign currency transactions                                       1,174,426         3,318,416
   Net change in unrealized appreciation/depreciation
      of investments and foreign currency denominated
      assets and liabilities ........                                    2,719,207         4,102,738
                                                                     -------------      ------------
   Net increase in net assets from operations .......................    5,348,045         9,632,100
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ........................................................  (2,234,141)       (1,673,146)
   Net realized gain on investments
     Class A ........................................................   (3,931,155)      (5,117,607)
CAPITAL STOCK TRANSACTIONS
   Net increase .....................................................   58,710,350        12,725,214
                                                                     -------------      ------------
   Total increase ...................................................   57,893,099        15,566,561
NET ASSETS
   Beginning of period ..............................................   90,736,164        75,169,603
                                                                     -------------      ------------
   End of period (including undistributed net investment income of
     $1,435,829 and $2,215,558, respectively) .......................$ 148,629,263      $ 90,736,164
                                                                     =============      ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Total Return Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve a high return through a combination of current income and capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2001, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)                               Alliance Variable Products Series Fund
================================================================================

and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

7. Change in Accounting Principle

As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. This change will have no impact on the net assets of the Portfolio. Prior to January 1, 2001, the Portfolio did not amortize premiums on debt securities.

The cumulative effect of this accounting change resulted in a $129,734 reduction in cost of investments and a corresponding $129,734 increase in net unrealized appreciation/depreciation, based on investments owned by the Portfolio on January 1, 2001.

The effect of this change for the period ended June 30, 2001, was to decrease net investment income by $22,757, increase net unrealized appreciation (depreciation) by $21,120, and increase net realized gains (losses) by $1,637. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect the change in accounting principle.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .625% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $31,325 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2001.

During the six months ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, the Portfolio received no such waivers/reimbursements.

Broker commissions paid on investment transactions for the six months ended June 30, 2001 amounted to $130,431, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts

                                          Alliance Variable Products Series Fund
================================================================================

accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations .............................            $80,673,032
U.S. government and agencies ............................             15,877,908
Sales:
Stocks and debt obligations .............................            $40,434,347
U.S. government and agencies ............................              3,776,164

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ..........................           $ 12,947,577
Gross unrealized depreciation ..........................             (3,169,191)
                                                                   ------------
Net unrealized appreciation ............................           $  9,778,386
                                                                   ============

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net foreign currency losses of $5,496 during the fiscal year.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had an outstanding forward exchange currency contract as follows:

                                  Contract        U.S. $ Value on        U.S. $
                                   Amount           Origination          Current          Unrealized
                                   (000)              Date               Value          Appreciation
                           ================   ================   ================   ================
Foreign Currency Sale Contract
Euro, settling 7/11/01............   51             $   43,918         $   43,210        $      708
                                                                                         ==========

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)                               Alliance Variable Products Series Fund
================================================================================

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2001, the Portfolio had loaned securities with a value of $9,714,304 and received cash collateral of $10,073,750. For the six months ended June 30, 2001, the Portfolio received fee income $27,192 which is included in interest income in the accompanying Statement of Operations.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                              --------------------------------      --------------------------------
                                            SHARES                               AMOUNT
                              --------------------------------      --------------------------------
                              Six Months Ended      Year Ended      Six Months Ended      Year Ended
                               June 30, 2001       December 31       June 30, 2001      December 31,
                                (unaudited)           2000            (unaudited)           2000
                            ===============     ==============    ===============     ==============
Class A
Shares sold..............         3,254,417          1,071,089     $   59,415,205     $   18,551,854
Shares issued in
  reinvestment of
  dividends and
  distributions..........           339,125            395,732          6,165,296          6,790,753
Shares redeemed..........          (373,511)          (724,311)        (6,870,151)       (12,617,393)
                             --------------     --------------     --------------     --------------
Net increase.............         3,220,031            742,510     $   58,710,350     $   12,725,214
                             ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ---------------------------------------------------------------------------
                                                                          CLASS A
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                         June 30,                        Year Ended December 31,
                                         2001(a)      =============================================================
                                      (unaudited)      2000         1999         1998           1997           1996
                                      ===========     ======       ======       ======         ======         ======
Net asset value,
  beginning of period                     $18.01        $17.49       $18.06       $16.92         $14.63         $12.80
                                          ------        ------       ------       ------         ------         ------
Income From Investment Operations
Net investment income (b)                    .21           .48          .44          .41(c)         .39(c)         .27(c)
Net realized and unrealized gain
   on investments and foreign
   currency transactions                     .58          1.63          .70         2.36           2.62           1.66
                                          ------        ------       ------       ------         ------         ------
Net increase in net asset value
   from operations                           .79          2.11         1.14         2.77           3.01           1.93
                                          ------        ------       ------       ------         ------         ------
Less: Dividends and Distributions
Dividends from net
  investment income                         (.29)         (.39)        (.36)        (.29)          (.23)          (.07)
Distributions from net
  realized gains                            (.51)        (1.20)       (1.35)       (1.34)          (.49)          (.03)
                                          ------        ------       ------       ------         ------         ------
Total dividends and
distributions                               (.80)        (1.59)       (1.71)       (1.63)          (.72)          (.10)
                                          ------        ------       ------       ------         ------         ------
Net asset value,
end of period                             $18.00        $18.01       $17.49       $18.06         $16.92         $14.63
                                          ======        ======       ======       ======         ======         ======
Total Return
Total investment return based on
   net asset value (d)                      4.30%        12.52%        6.53%       16.99%         21.11%         15.17%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                      $148,629       $90,736      $75,170      $59,464        $42,920        $25,875
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements                      .80%(e)       .87%         .86%         .88%           .88%           .95%
   Expenses, before waivers
     and reimbursements                      .80%(e)       .87%         .86%         .95%           .88%          1.12%
   Net investment income                    2.33%(e)      2.77%        2.48%        2.41%(c)       2.46%(c)       2.76%(c)
Portfolio turnover rate                       37%          102%          91%          57%            65%            57%

--------------------------------------------------------------------------------

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 2.58% to 2.33%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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